Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3—Property and equipment

Property and equipment consisted of the following at December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Computers and equipment	$3,287	$2,173
Purchased software	3,829	2,501
Furniture and fixtures	1,725	1,852
Leasehold improvements	6,888	7,670
Construction in progress	523	1,274

	16,252	15,470
Less: accumulated depreciation	(4,934)	(3,051)

	$11,318	$12,419

Depreciation expense was $3.1 million, $1.8 million and $1.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Software and construction in progress includes assets held under capital lease of $1.6 million as of December 31, 2016 and 2015, reduced by related accumulated amortization thereon of $0.4 million and $0.1 million, respectively.